Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,422,586.00
Previously Paid Amount	0.00
Total Fee Amount	2,544.16
Total Offset Amount	0.00
Net Fee	2,544.16
Narrative - Max Aggregate Offering Price	$ 18,422,586.00
Final Prospectus	true